LEASES - Summary of cash flow information related to leases (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	¥ 16,490		¥ 25,665
Non-cash right-of-use assets in exchange for new lease liabilities:
Non-cash right-of-use assets in exchange for new lease liabilities (see Note 14)	¥ 47,101	$ 7,391	¥ 4,734	¥ 15,986